Income Taxes (Details) - Schedule of Movement of Valuation Allowance - CNY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Schedule of Valuation Allowance [Abstract]
Beginning balance	¥ 166,669	¥ 177,247	¥ 149,978
Change of valuation allowance	11,852	15,017	27,269
Written-off for expiration of net operating losses	(23,266)	(22,995)
Decrease of valuation allowances related to the disposal of a subsidiary		(2,600)
Ending balance	¥ 155,255	¥ 166,669	¥ 177,247